CONDENSED CONSOLIDATED BALANCE SHEETS	Mar. 31, 2022 USD ($)
Current assets
Cash	$ 0
Prepaid expenses	109,792
Total Current Assets	109,792
Cash and marketable securities held in Trust Account	82,578,288
TOTAL ASSETS	82,688,080
Current liabilities
Accounts payable and accrued expenses	6,749,525
Convertible promissory note	739,980
Advances- related party	88,894
Promissory note - related party	829,294
Total current liabilities	8,407,693
Warrant liability	12,693,389
Deferred underwriting fee payable	8,050,000
TOTAL LIABILITIES	29,151,082
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 8,202,277 and 23,000,000 shares issued and outstanding at redemption value of $10.06 and $10.00 per share at March 31, 2022 and December 31, 2021, respectively	82,412,315
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(28,875,892)
Total Shareholders' Deficit	(28,875,317)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	82,688,080
Class B common stock
Shareholders' Deficit
Ordinary shares	$ 575